Investment Securities (Schedule Of Amortized Cost, Gross Unrealized Gains (Losses) And Fair Value Of Investment Securities) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Securities available for sale:
Amortized cost	¥ 56,368,730		¥ 53,249,694
Gross unrealized gains	1,396,587		1,268,565
Gross unrealized losses	24,916		188,378
Estimated fair value	57,740,401		54,329,881
Securities being held to maturity:
Amortized cost	2,385,368		3,017,189
Gross unrealized gains	47,716		48,236
Gross unrealized losses	2,395		6,427
Estimated fair value	2,430,689		3,058,998
UNBC reclassification of CLOs securities available for sale to securities being held to maturity					111,895
Unrealized losses of UNBC collateralized loan obligation in accumulated other changes in equity from nonowner sources	29,539		39,915
Debt Securities, Japanese National Government And Japanese Government Agency Bonds [Member]
Securities available for sale:
Amortized cost	48,736,276		44,756,826
Gross unrealized gains	155,010		75,017
Gross unrealized losses	8,624		112,221
Estimated fair value	48,882,662		44,719,622
Securities being held to maturity:
Amortized cost	590,147		1,026,443
Gross unrealized gains	4,370		7,987
Estimated fair value	594,517		1,034,430
Debt Securities, Japanese Prefectural And Municipal Bonds [Member]
Securities available for sale:
Amortized cost	173,028		193,712
Gross unrealized gains	7,750		6,578
Gross unrealized losses			9
Estimated fair value	180,778		200,281
Securities being held to maturity:
Amortized cost	3,531		22,667
Gross unrealized gains	6		178
Estimated fair value	3,537		22,845
Debt Securities, Foreign Governments And Official Institutions Bonds [Member]
Securities available for sale:
Amortized cost	953,364		973,175
Gross unrealized gains	18,606		16,472
Gross unrealized losses	742		856
Estimated fair value	971,228		988,791
Securities being held to maturity:
Amortized cost	626,871		893,316
Gross unrealized gains	3,691		6,758
Gross unrealized losses	169		2,451
Estimated fair value	630,393		897,623
Debt Securities, Corporate Bonds [Member]
Securities available for sale:
Amortized cost	2,460,263		3,058,698
Gross unrealized gains	68,933		84,262
Gross unrealized losses	2,639		3,418
Estimated fair value	2,526,557		3,139,542
Securities being held to maturity:
Amortized cost	59,857		138,810
Gross unrealized gains	201		1,165
Gross unrealized losses	14		46
Estimated fair value	60,044		139,929
Debt Securities, Residential Mortgage Backed Securities [Member]
Securities available for sale:
Amortized cost	1,129,948		1,140,271
Gross unrealized gains	14,239		11,593
Gross unrealized losses	5,602		13,293
Estimated fair value	1,138,585		1,138,571
Debt Securities, Commercial Mortgage Backed Securities [Member]
Securities available for sale:
Amortized cost	96,502		31,485
Gross unrealized gains	2,512		181
Gross unrealized losses	684		1,276
Estimated fair value	98,330		30,390
Debt Securities, Asset-Backed Securities [Member]
Securities available for sale:
Amortized cost	503,011		452,280
Gross unrealized gains	401		665
Gross unrealized losses	891		555
Estimated fair value	502,521		452,390
Securities being held to maturity:
Amortized cost	1,104,890		935,876
Gross unrealized gains	39,447		32,144
Gross unrealized losses	2,212	[1]	3,930	[2]
Estimated fair value	1,142,125		964,090
Debt Securities, Other Debt Securities [Member]
Securities available for sale:
Amortized cost	964		960
Estimated fair value	964		960
Securities being held to maturity:
Amortized cost	72		77
Gross unrealized gains	1		4
Estimated fair value	73		81
Marketable Equity Securities [Member]
Securities available for sale:
Amortized cost	2,315,374		2,642,287
Gross unrealized gains	1,129,136		1,073,797
Gross unrealized losses	5,734		56,750
Estimated fair value	¥ 3,438,776		¥ 3,659,334

[1]	As a result of the reclassification mentioned above, the unrealized losses at the date of reclassification remaining in accumulated other changes in equity from nonowner sources in the accompanying consolidated balance sheets was ¥29,539 million before taxes at March 31, 2012 and is not included in the table above.
[2]	UNBC reclassified collateralized loan obligations ("CLOs"), which totaled ¥111,895 million at fair value, from securities available for sale to securities being held to maturity during the fiscal year ended March 31, 2010. As a result of the reclassification, the unrealized losses as of the date of reclassification remaining in accumulated other changes in equity from nonowner sources in the accompanying consolidated balance sheets was ¥39,915 million before taxes at March 31, 2011 and is not included in the table above.